UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [x]; Amendment Number: 001
  This Amendment (Check only one.):    [x] is a restatement.
                                       [ ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  November 21, 2011
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: 1,805,341


List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

Alexandria Real Estate Equitie   COM         015271109    56209    915598   SH          Sole            316205            599393
American Assets Trust            COM         024013104    13020    725375   SH          Sole            125765            599610
American Campus Communities      COM         024835100    24259    651955   SH          Sole            110047            541908
Apartment Investment & Managem   COM         03748R101    31294   1414773   SH          Sole            361514           1053259
Associated Estates Realty Corp   COM         045604105    16990   1099029   SH          Sole            186472            912557
AvalonBay Communities, Inc.      COM         053484101    93695    821531   SH          Sole            269561            551970
Boston Properties, Inc.          COM         101121101   125785   1411721   SH          Sole            435572            976149
Brookfield Office Properties,    COM         112900105    30979   2249764   SH          Sole            753426           1496338
CBL & Associates Properties, I   COM         124830100    14105   1241617   SH          Sole            202407           1039210
Coresite Realty Corp.            COM         21870Q105    20603   1435734   SH          Sole            405321           1030413
Corporate Office Properties      COM         22002T108    17373    797661   SH          Sole            137343            660318
Crexus Investment Corp           COM         226553105    5276     594165   SH          Sole            437665            156500
Developers Diversified Realty    COM         23317H102    23998   2201647   SH          Sole            386885           1814762
Diamondrock Hospitality          COM         252784301        1        84   SH          Sole                84                 0
Digital Realty Trust             COM         253868103     5538    100400   SH          Sole             73400             27000
Equity Lifestyle Properties      COM         29472R108    69629   1110514   SH          Sole            389146            721368
Equity Residential               COM         29476L107   126857   2445683   SH          Sole            783767           1661916
Essex Property Trust, Inc.       COM         297178105    53389    444765   SH          Sole            137012            307753
Extra Space Storage, Inc         COM         30225T102    27896   1497369   SH          Sole            538842            958527
Federal Realty Investment Trus   COM         313747206      659      8000   SH          Sole              5825              2175
HCP Inc.                         COM         40414L109    93203   2658382   SH          Sole            812798           1845584
Health Care REIT Com             COM         42217K106    41964    896673   SH          Sole            151603            745070
Hersha Hospitality Trust         COM         427825104    10949   3164348   SH          Sole            565045           2599303
Kimco Realty Corp.               COM         49446R109    23892   2550219   SH          Sole            421299           2128920
LaSalle Hotel Properties         COM         517942108    22506   1172181   SH          Sole            197791            974390
Marriott International-CL A      COM         571903202    43267   1588388   SH          Sole            574428           1013960
Post Properties, Inc.            COM         737464107    31245    899410   SH          Sole            152697            746713
ProLogis Inc.                    COM         74340W103    70191   2894511   SH          Sole            887492           2007019
Public Storage                   COM         74460D109   121363   1089922   SH          Sole            345119            744803
RLJ Lodging Trust                COM         74965L101    17468   1367907   SH          Sole            229043           1138864
SL Green Realty Corp.            COM         78440X101    38812    667443   SH          Sole            225251            442192
Saul Centers, Inc.               COM         804395101    26624    787479   SH          Sole            135528            651951
Simon Property Group, Inc.       COM         828806109   216975   1972858   SH          Sole            596100           1376758
Starwood Hotels & Resorts Worl   COM         85590A401    29829    768406   SH          Sole            270338            498068
Summit Hotel Properties          COM         866082100     9252   1310495   SH          Sole            242699           1067796
Sunstone Hotel Investors, Inc.   COM         867892101        2       228   SH          Sole               228                 0
Taubman Centers, Inc.            COM         876664103    41307    821035   SH          Sole            305907            515128
The Macerich Company             COM         554382101    44763   1050054   SH          Sole            283644            766410
Thomas Properties Group          COM         884453101       25     10996   SH          Sole             10996                 0
Ventas, Inc.                     COM         92276F100    58964   1193606   SH          Sole            420036            773570
Vornado Realty Trust             COM         929042109   105180   1409532   SH          Sole            421071            988461
REPORT SUMMARY                        41 DATA RECORDS   1805341              0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED